5. Convertible Debt - Other (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Debt - Other Tables
Schedule of unsecured convertible debentures
Note Description	2013	2012

Unsecured convertible debentures - investors	$226,000	$265,000
Vendor notes	217,000	73,750
	$443,000	$338,750